Income Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
VAT taxes payable (credit)	$ (522,760)	$ (209,380)
Income taxes payable	2,628,609	2,385,897
Other taxes payable	16,774	23,334
Total	$ 2,122,623	$ 2,199,851